General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of General and Administrative Expenses [Abstract]
Share based payment	$ 1,093	$ 2,581	$ 818
Professional fees	1,522	1,390	154
Related NASDAQ IPO expenses		1,265	1,235
Director’s fees and share based compensation	1,113	1,142
Salary and related expenses	723	545	140
Insurance expenses	565	363
Office maintenance	103	91	77
Depreciation	123	84	7
Travel abroad	106	65	12
Others	43	46	4
Total	$ 5,391	$ 7,572	$ 2,447